UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS     June 30, 2014     Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.5%
Alabama—1.3%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$ 15,360
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,356,593
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000	12/01/2021	02/01/2021	B	64,224
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	860,763
10,500,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	08/01/2014	A	10,508,505
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,265,811
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,554,943
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	07/31/2014	A	7,736,212
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	07/31/2014	A	345,145
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2014	A	4,733,694
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2014	A	8,119,813
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	07/31/2014	A	100,008
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2014	A	460,345
101,500	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	84,607
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	07/31/2014	A	50,098
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	07/09/2014	A	115,169
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)[1]	5.200	09/01/2023	07/31/2014	A	25,009
25,000	Talladega County, AL GO1	5.250	01/01/2029	07/31/2014	A	25,032

						48,421,331
Alaska—0.2%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	07/31/2014	A	10,036
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	07/31/2014	A	893,756
630,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500	01/01/2017	07/31/2014	A	632,016
25,000	AK International Airports	5.000	10/01/2024	07/31/2014	A	25,089
55,000	AK International Airports	5.000	10/01/2024	07/31/2014	A	55,195
4,555,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	07/26/2019	B	4,429,919

						6,046,011
Arizona—2.3%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	8,094,160
4,540,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2026	01/01/2018	A	5,095,968

1  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000%	07/01/2030	01/01/2018	A	$ 7,593,912
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	8,391,517
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	4,026,199
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,855,933
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,916,375
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,674,156
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2025	07/01/2017	A	1,108,170
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	07/31/2014	A	1,375,715
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,018,130
1,105,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	12/15/2014	A	1,133,940
3,500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)[1]	5.500	07/01/2026	07/31/2014	A	3,513,650
35,000	Maricopa County, AZ IDA (Phoenix West Prison)[1,2]	5.000	07/01/2016	11/03/2014	A	35,522
655,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		548,477
8,455,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	07/01/2023	A	8,612,601
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	10,517,877
1,835,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	06/26/2016	B	1,861,608
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	07/31/2014	A	5,119,962
500,000	Tucson, AZ Airport Authority	5.350	06/01/2031	07/31/2014	A	501,795
80,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1,2]	5.250	07/01/2038	07/01/2038		81,559

						84,077,226
Arkansas—0.0%
30,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	01/04/2024	B	29,504
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	07/31/2014	A	165,444
100,000	AR Devel. Finance Authority (Single Family Mtg.)[1,2]	5.625	01/01/2035	01/01/2016	A	104,781

						299,729
California—13.7%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,401,816
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,707,925
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	07/31/2014	A	3,008,250

2  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,000,000	Antioch, CA Public Financing Authority[1]	5.625%	01/01/2027	07/31/2014	A	$ 3,039,840
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	07/31/2014	A	4,243,620
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,616,731
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		545,792
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		167,487
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		488,792
4,270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	11/30/2014	A	4,269,744
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	07/31/2014	A	9,001,170
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	12/26/2018	B	277,141
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	12/01/2014	A	134,986
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	11/30/2014	A	2,504,775
1,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/10/2018	B	1,580,231
1,005,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	07/31/2014	A	1,007,633
2,590,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/07/2017	B	2,533,978
27,000,000	CA GO	5.000	10/01/2029	04/01/2018	A	30,251,340
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,418,355
2,360,000	CA GO1	5.375	06/01/2026	12/01/2014	A	2,408,592
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,172,701
1,550,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1,2]	5.125	07/01/2018	07/26/2014	A	1,553,875
100,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[2]	5.750	07/01/2015	07/16/2014	A	100,376
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[3]	5.750	11/15/2031	09/30/2027	A	57,687,500
5,630,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	10/07/2014	A	5,856,720
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,220,108
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		181,456
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	428,276
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,059,160
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	51,048
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,091,200
1,050,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,079,704
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		802,628
165,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	167,685
6,855,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	A	7,090,538

3  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	CA HFA (Home Mtg.)[1]	4.125%	02/01/2015	02/01/2015		$ 15,153
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	3,024,330
445,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	457,202
1,755,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	1,792,241
115,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	08/01/2014	A	115,481
2,220,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	08/01/2014	A	2,280,406
4,415,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	08/01/2014	A	4,469,437
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	08/01/2014	A	13,322,804
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,009,000
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	293,567
1,035,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	A	1,082,631
1,010,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	1,014,999
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2015	07/31/2014	A	25,103
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	07/31/2014	A	4,514,580
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,778,610
625,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	731,675
70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	07/31/2014	A	70,276
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	703,308
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,514,447
255,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	05/17/2020	B	253,710
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	07/31/2014	A	10,018
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	252,712
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	07/31/2014	A	351,032
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,205,110
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,136,740
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	A	2,311,432
5,375,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	05/25/2018	A	6,350,670
40,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.800	07/01/2014	07/01/2014		40,004
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,362,705
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	07/31/2014	A	2,534,275
6,635,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2014	A	6,679,056
165,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	07/31/2014	A	165,734

4  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$125,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	4.750%	09/01/2018	07/31/2014	A	$ 125,036
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2015	A	5,019,848
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2015	A	5,025,093
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2014	A	2,823,617
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,087,660
3,140,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000	12/01/2021	12/01/2014	A	3,195,986
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,061,317
3,840,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)	5.200	11/20/2032	07/31/2014	A	3,904,742
7,060,000	Los Angeles, CA Municipal Improvement Corp.	5.000	03/01/2022	03/01/2022		8,267,825
65,105,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500	12/01/2024	12/01/2014	A	65,917,510
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	07/31/2014	A	100,434
6,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	7,973,437
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2022	10/01/2022		2,409,117
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	9,308,711
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/01/2014	A	155,157
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	07/31/2014	A	3,825,119
8,715,000	Montebello, CA COP[1]	5.375	11/01/2026	07/31/2014	A	8,728,072
1,600,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	A	1,694,128
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,160,217
4,290,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	09/20/2017	A	4,515,225
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,218,866
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	677,249
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	1,490,335
250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	07/31/2014	A	250,615
9,275,000	Oakland, CA Unified School District	5.250	08/01/2024	08/01/2014	A	9,309,689
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,084,390
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,574,028

5  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,370,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500%	09/02/2020	09/02/2014	A	$ 1,385,961
2,935,000	Orange, CA Redevel. Agency Tax Allocation	4.800	09/01/2023	07/31/2014	A	2,944,715
2,680,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	07/31/2014	A	2,699,644
1,550,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.000	06/01/2022	12/01/2014	A	1,579,342
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,375,100
65,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	07/31/2014	A	65,252
235,000	Palmdale, CA Civic Authority (Park Improvement & Avenue S Construction)[1]	5.000	09/01/2032	09/01/2014	A	235,364
1,500,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2023	08/01/2014	A	1,505,265
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	140,415
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	08/01/2014	A	3,213,440
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2014	A	970,475
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	07/31/2014	A	2,007,020
300,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	06/26/2017	B	265,839
1,035,000	Riverside County, CA Redevel. Agency[1]	4.500	08/01/2023	08/01/2014	A	1,038,229
190,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	10/01/2018	B	207,537
50,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	07/31/2014	A	50,124
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	08/01/2014	A	2,007,760
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	6,061,407
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)	5.000	12/01/2034	07/31/2014	A	5,414,422
25,000	Sacramento County, CA COP (Public Facilities)	4.400	06/01/2019	07/31/2014	A	25,085
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	07/31/2014	A	1,370,329
5,000,000	Sacremento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,648,800
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,615
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,968
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		168,809

6  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2021	10/01/2021		$ 261,389
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		144,855
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,161,730
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		57,156
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		696,924
22,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	25,348,050
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	07/31/2014	A	426,883
530,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	01/15/2030		529,989
4,000,000	San Jose, CA Airport	5.125	03/01/2020	07/31/2014	A	4,015,480
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	521,920
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	08/01/2014	A	2,458,894
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000	09/01/2030	09/01/2017	A	1,850,077
120,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700	01/01/2028	07/07/2014	A	120,106
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2014	A	128,926
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2014	A	103,145
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2014	A	206,308
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	09/01/2014	A	190,815
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	572,745
17,090,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/25/2020	B	16,945,760
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		108,610
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,494,861
1,000,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	07/31/2014	A	1,000,980
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	06/01/2016	A	3,299,392

						496,988,956
Colorado—0.8%
1,975,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	2,074,125
3,770,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,959,216
7,675,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	8,060,208

7  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Colorado (Continued)
$3,580,000	CO E-470 Public Highway Authority[1]	5.500%		09/01/2024	09/01/2015	A	$ 3,759,680
1,175,000	CO Health Facilities Authority (AHSSunbelt/ABH/AGH/AHSGA/AHH/ CVH&OCC/FHosp/FHW/FHZ/JCH/ MHSys/MH/MHFlagler/MHWV/MAH/ PAHS/SMMC/SVHC Obligated Group)[1]	5.125	[4]	11/15/2025	11/15/2016	A	1,290,279
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,102,200
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	07/15/2020	A	4,345,848
265,000	Denver, CO City & County Airport	6.125		11/15/2025	07/31/2014	A	266,312
1,750,000	Denver, CO City & County Airport	5.000		11/15/2026	11/15/2022	A	1,969,328
1,410,000	Denver, CO City & County Airport	5.000		11/15/2023	11/15/2022	A	1,636,122
125,000	Denver, CO City & County Airport[1]	5.000		11/15/2018	11/15/2015	A	133,064

							29,596,382
Connecticut—0.1%
335,000	CT H&EFA (HSC/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250		07/01/2027	07/01/2017	A	350,698
1,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2020	07/31/2014	A	1,212,045

							1,562,743
District of Columbia—2.4%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	10/31/2014	A	199,972
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875		07/01/2040	07/01/2020	A	3,403,146
60,000	District of Columbia COP (Districts of Public Safety & Emergency)[1]	5.500		01/01/2020	07/31/2014	A	60,238
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000		10/01/2030	10/01/2022	A	3,827,465
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250		07/01/2022	07/31/2014	A	100,403
24,395,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	06/29/2028	B	24,380,607
43,515,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	08/08/2021	B	48,147,172
6,285,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	12/11/2015	B	6,283,051

							86,402,054
Florida—7.6%
2,385,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		2,349,273
15,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	07/31/2014	A	15,002
5,000	Bay County, FL Water System	6.250		09/01/2014	07/31/2014	A	5,026
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2028	04/01/2023	A	877,052

8  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida (Continued)
$570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000%		04/01/2029	04/01/2023	A	$ 612,362
970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2026	04/01/2023	A	1,060,860
1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000		04/01/2027	04/01/2023	A	1,683,092
245,000	Broward County, FL HFA	5.400		10/01/2038	04/01/2016	A	245,635
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[4]	10/01/2045	04/01/2016	A	46,278
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	07/31/2014	A	20,035
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	07/31/2014	A	20,025
760,000	Broward County, FL HFA (Pembroke Villas)[1]	5.550		01/01/2023	07/30/2014	A	763,549
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650		01/01/2022	07/31/2014	A	50,240
1,710,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2024	09/01/2017	A	1,771,457
2,495,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750		09/01/2025	09/01/2017	A	2,579,456
2,060,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2023	09/01/2017	A	2,146,232
2,190,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2021	09/01/2017	A	2,303,332
1,915,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2022	09/01/2017	A	2,004,411
20,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2022	07/31/2014	A	20,025
30,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2020	07/31/2014	A	30,053
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950		11/01/2027	07/31/2014	A	550,335
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900		11/01/2022	07/31/2014	A	70,080
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050		11/01/2039	07/31/2014	A	770,431
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000		11/01/2032	07/31/2014	A	380,190
75,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650		09/01/2017	07/31/2014	A	75,217
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700		09/01/2022	07/31/2014	A	130,239
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750		09/01/2029	07/31/2014	A	230,299

9  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$900,000	East Homestead FL Community Devel. District[1]	7.250%	05/01/2021	05/01/2021		$ 961,164
1,125,000	East Homestead, FL Community Devel. District	4.125	11/01/2023	08/30/2019	B	1,107,979
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	07/31/2014	A	11,973,375
4,360,000	Escambia County, FL Health Facilities Authority[1,2]	5.950	07/01/2020	08/29/2018	B	4,674,443
30,000	FL Agriculture & Mechanical University	5.300	07/01/2017	07/31/2014	A	30,117
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2014	A	10,041
500,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2020	04/01/2020		563,220
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,133,150
150,000	FL HFA[1]	6.300	09/01/2036	07/31/2014	A	150,126
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	07/31/2014	A	30,027
30,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	07/31/2014	A	30,208
215,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	07/31/2014	A	215,144
30,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	07/31/2014	A	30,045
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	07/31/2014	A	110,096
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	07/31/2014	A	75,060
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	07/31/2014	A	50,043
10,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	07/31/2014	A	10,014
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	07/31/2014	A	145,070
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	07/31/2014	A	60,034
65,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	07/31/2014	A	65,036
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	07/31/2014	A	420,311
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	07/31/2014	A	320,224
10,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	07/31/2014	A	10,015
15,000	FL HFC (Andrews Place Apartments)[1]	5.000	11/01/2033	07/31/2014	A	15,008
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	07/31/2014	A	45,033
240,000	FL HFC (Hampton Court Apartments)[1]	5.600	03/01/2032	07/31/2014	A	242,095
3,500,000	FL HFC (Hampton Court Apartments)[1]	5.550	09/01/2025	07/31/2014	A	3,582,250
45,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2023	07/31/2014	A	45,060
10,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2029	07/31/2014	A	10,076
825,000	FL HFC (Homeowner Mtg.)[1,2]	5.200	07/01/2028	04/01/2015	A	846,194
470,000	FL HFC (Homeowner Mtg.)[1,2]	5.750	01/01/2037	01/01/2016	A	476,091
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	08/01/2014	A	110,064
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	07/31/2014	A	10,011
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	07/31/2014	A	6,003,082
15,000	FL HFC (Westlake Apartments)[1]	5.200	09/01/2026	07/31/2014	A	15,017
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	08/01/2014	A	295,186
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	07/31/2014	A	35,017
265,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	07/31/2014	A	265,106
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	07/31/2014	A	45,058
55,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	07/31/2014	A	55,034
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	07/31/2014	A	221,261
5,000	FL Municipal Loan Council[1]	5.000	11/01/2026	07/31/2014	A	5,008

10  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000%	05/01/2031	05/01/2016	A	$ 8,675,803
10,000	Gainesville, FL Utilities System	6.000	10/01/2014	07/31/2014	A	10,049
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	462,649
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,676,834
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2017	A	233,859
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,692,710
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	07/31/2014	A	20,054
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	10/01/2014	A	2,006,500
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	8,002,013
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,181,650
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,302,153
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	11,056,151
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,014,644
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,313,900
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,729,028
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,261,520
2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,239,824
2,770,000	Lake County, FL School Board[1]	5.000	06/01/2018	06/01/2015	A	2,886,340
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,784,399
15,000	Lee County, FL Transporation Facilities[1]	5.000	10/01/2027	10/01/2014	A	15,162
20,000	Leesburg, FL Hospital (CFHA/TVTCMC Obligated Group)[1]	5.500	07/01/2032	07/31/2014	A	20,014
90,000	Leesburg, FL Hospital (CFHA/TVTCMC Obligated Group)[1]	5.375	07/01/2022	07/31/2014	A	90,130
150,000	Miami Beach, FL Water & Sewer	5.750	09/01/2025	07/31/2014	A	150,683
165,000	Miami, FL	5.000	09/01/2023	07/31/2014	A	165,545
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,905,025
50,000	Miami, FL GO	5.000	09/01/2022	07/31/2014	A	50,165
50,000	Miami, FL GO	4.250	09/01/2014	07/31/2014	A	50,162
170,000	Miami, FL Revenue	5.000	09/01/2025	07/31/2014	A	170,561
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,173,020
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,584,800
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,088,367
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,778,775
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,809,675
75,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	07/31/2014	A	75,068
15,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2033	07/31/2014	A	15,013
80,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	07/31/2014	A	80,122
4,940,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	07/31/2014	A	4,946,126

11  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$10,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.000%	10/01/2015	07/31/2014	A	$ 10,036
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	07/31/2014	A	35,087
1,070,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	04/01/2016	A	1,073,734
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	07/14/2014	A	200,446
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	07/31/2014	A	20,005
6,500,000	Miami-Dade County, FL School Board COP[1]	5.000	11/01/2031	11/01/2016	A	6,928,350
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)	5.000	04/01/2032	07/31/2014	A	100,356
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,219,611
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,709,833
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,261,776
10,385,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	07/31/2014	A	10,398,916
730,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	07/31/2014	A	731,745
20,000	Palm Beach County, FL HFA (BRCH Corp.)[1]	5.000	12/01/2023	07/31/2014	A	20,032
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	07/31/2014	A	100,567
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	07/31/2014	A	10,020
800,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		831,976
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,252,087
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	08/01/2014	A	851,139
40,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	08/01/2014	A	40,093
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	07/31/2014	A	1,241,280
765,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	01/08/2017	A	775,764
3,025,000	Polk County, FL HFA (Wilmington Apartments)[1,2]	5.000	07/01/2033	07/31/2014	A	3,097,479
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,460,529
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	10/01/2014	A	25,048
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	170,972
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,973,866
805,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	11/01/2014	A	808,639

12  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$360,000	South-Dade, FL Venture Community Devel. District	4.250%	05/01/2020	05/01/2020		$ 380,527
2,565,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	08/17/2015	A	2,638,513
3,845,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	07/31/2014	A	3,857,650
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	07/31/2014	A	4,669,158
40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/31/2014	A	40,194
710,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	08/01/2014	A	710,099
25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	07/01/2014		25,004
800,000	Village Center, FL Community Devel. District[1]	7.375	01/01/2019	07/31/2014	A	802,616
5,595,000	Village Center, FL Community Devel. District[1]	5.000	11/01/2032	11/01/2014	A	5,607,421
5,005,000	Village Center, FL Community Devel. District[1]	6.350	01/01/2018	07/31/2014	A	5,024,019
680,000	Village Center, FL Community Devel. District[1]	8.250	01/01/2017	07/31/2014	A	682,584
6,000,000	Village Center, FL Community Devel. District	5.250	10/01/2023	10/01/2014	A	6,062,400
100,000	Village Center, FL Community Devel. District	5.125	10/01/2028	10/01/2014	A	100,938
2,475,000	Village Center, FL Community Devel. District[1]	5.875	01/01/2015	01/01/2015		2,493,934
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2014	A	14,599,924
45,000	Village Center, FL Community Devel. District Recreational[1]	5.000	11/01/2023	07/31/2014	A	45,031
8,040,000	Village Center, FL Community Devel. District Recreational	5.200	11/01/2025	07/31/2014	A	8,064,683
205,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	11/01/2014	A	209,116
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		293,610
163,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		154,603

						276,836,682
Georgia—1.9%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	07/31/2014	A	811,053
1,100,000	Atlanta, GA Airport	5.000	01/01/2026	01/01/2022	A	1,235,432
1,000,000	Atlanta, GA Airport	5.000	01/01/2027	01/01/2022	A	1,110,420
1,000,000	Atlanta, GA Airport	5.000	01/01/2025	01/01/2022	A	1,130,250
9,300,000	Atlanta, GA Devel. Authority (TUFF/ATDC)[1]	5.375	07/01/2032	07/07/2014	A	9,309,486
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	43,183

13  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$100,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625%	01/01/2016	01/05/2015	A	$ 104,228
95,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2033	07/31/2014	A	95,317
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	408,845
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	264,814
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	01/01/2018	A	9,700,020
7,310,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	08/01/2014	A	7,326,886
14,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	15,354,080
55,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	55,949
140,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	07/31/2014	A	140,507
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	07/31/2014	A	10,036
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,738,128
13,500,000	Henry County, GA Hospital Authority (Henry County Medical Center)[1]	5.000	07/01/2034	07/31/2014	A	13,652,820
115,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	07/31/2014	A	115,389
2,035,000	Randolph County, GA GO	5.000	04/01/2022	01/12/2020	B	2,236,302
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	08/01/2014	A	5,002,500
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	07/31/2014	A	50,076
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	08/01/2014	A	195,158
100,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.950	11/15/2025	07/31/2014	A	100,082
55,000	Tift County, GA Devel. Authority (First ABAC/Abraham Baldwin Agricultural College Obligated Group)	5.000	09/01/2023	07/31/2014	A	55,212

						70,246,173
Hawaii—0.3%
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	07/31/2014	A	25,047
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	07/31/2014	A	12,080,803

						12,105,850
Idaho—0.0%
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	07/31/2014	A	15,049
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	07/31/2014	A	5,017

14  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho (Continued)
$5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300%	07/01/2027	01/01/2016	A	$ 5,107
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[2]	5.625	07/01/2015	07/21/2014	A	10,034
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800	01/01/2021	07/29/2014	A	10,087
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1,2]	5.400	07/01/2020	07/31/2014	A	5,010
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	01/01/2031	07/31/2014	A	5,028
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	07/31/2014	A	15,121
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	07/31/2014	A	5,017
35,000	ID Water Resource Board (United Waterworks)[1]	5.000	09/01/2031	07/31/2014	A	35,027
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	08/01/2014	A	130,207
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625	10/01/2014	07/31/2014	A	1,010,080

						1,250,784
Illinois—12.1%
275,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	12/30/2015	A	282,166
6,745,000	Bridgeview, IL GO	5.500	12/01/2043	06/01/2018	A	6,893,457
14,450,000	Carol Stream, IL Park District	5.500	01/01/2037	01/01/2018	A	15,323,936
17,700,000	Centerpoint, IL Intermodal Center Program	3.840 [4]	06/15/2023	12/16/2014	A	17,736,285
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,500,621
3,840,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	12/01/2017	A	4,184,179
100,000	Chicago, IL Board of Education	5.000	12/01/2022	07/31/2014	A	100,374
32,965,000	Chicago, IL Board of Education[3]	5.250	12/01/2024	11/01/2023	A	36,924,368
9,915,000	Chicago, IL Board of Education[1]	5.000	12/01/2028	12/01/2018	A	10,470,934
2,675,000	Chicago, IL Board of Education[1]	5.250	12/01/2024	12/01/2018	A	2,996,294
20,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	07/31/2014	A	20,076
155,000	Chicago, IL GO1	5.000	01/01/2022	01/01/2015	A	157,522
175,000	Chicago, IL GO1	5.000	01/01/2027	07/31/2014	A	175,362
750,000	Chicago, IL GO1	5.000	01/01/2026	07/01/2015	A	770,677
5,825,000	Chicago, IL GO1	5.000	01/01/2028	01/01/2016	A	6,021,419
3,000,000	Chicago, IL GO1	5.000	01/01/2025	01/01/2016	A	3,130,080
160,000	Chicago, IL Midway Airport	5.750	01/01/2017	07/11/2014	A	160,266
120,000	Chicago, IL Midway Airport, Series A	5.125	01/01/2021	07/11/2014	A	120,176
140,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2031	07/11/2014	A	140,206
20,000	Chicago, IL Midway Airport, Series A1	5.100	01/01/2031	07/11/2014	A	20,029
135,000	Chicago, IL Midway Airport, Series A	5.125	01/01/2026	07/11/2014	A	135,198
30,550,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	07/11/2014	A	30,600,102
205,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	07/11/2014	A	205,305
195,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2031	07/11/2014	A	195,291
50,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2023	07/11/2014	A	50,075
2,600,000	Chicago, IL Midway Airport, Series B	5.750	01/01/2022	07/11/2014	A	2,604,316

15  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$305,000	Chicago, IL Midway Airport, Series B1	5.000%	01/01/2028	07/11/2014	A	$ 305,454
20,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2031	07/11/2014	A	20,030
2,015,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	07/11/2014	A	2,018,264
5,605,000	Chicago, IL Motor Fuel Tax	5.000	01/01/2025	07/22/2014	A	5,621,703
560,000	Chicago, IL Motor Fuel Tax[1]	5.250	01/01/2028	07/22/2014	A	561,753
100,000	Chicago, IL Motor Fuel Tax	5.250	01/01/2020	07/22/2014	A	100,313
2,625,000	Chicago, IL Motor Fuel Tax	5.000	01/01/2023	07/22/2014	A	2,632,823
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	07/31/2014	A	20,044
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	76,208
34,620,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	07/31/2014	A	34,770,251
2,555,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2027	07/31/2014	A	2,563,406
75,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	07/31/2014	A	75,062
50,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	07/31/2014	A	50,058
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	5,055
10,000	Chicago, IL Single Family Mtg., Series 2E1	5.875	06/01/2039	06/01/2021	A	10,317
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/31/2014	A	2,218,384
1,910,591	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/30/2015	A	1,962,712
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,628,790
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,441,957
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,106,696
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	788,887
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,208,377
1,500,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2022		1,465,710
5,345,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	07/31/2014	A	5,352,590
65,000	IL COP[2]	5.800	07/01/2017	07/31/2014	A	65,131
1,200,000	IL COP[2]	6.375	07/01/2017	07/24/2014	A	1,202,988
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	07/31/2014	A	7,278,399
105,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	07/01/2014		105,017
25,000	IL Devel. Finance Authority (American Water Capital Corp.)[1]	6.250	03/01/2032	09/01/2014	A	25,107
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	986,252
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	07/31/2014	A	23,635,214

16  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$15,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000%	10/01/2028	07/31/2014	A	$ 15,011
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	07/31/2014	A	100,361
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	07/31/2014	A	90,303
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	69,936
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,224,680
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	01/25/2019	B	535,375
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,185,839
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,755,003
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	103,180
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,054,044
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	21,778,600
11,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	12,625,730
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	734,734
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,323,135
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	174,869
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	685,419
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,404,714
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	2,857,452
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,595
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	22,900
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,218,921
3,150,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	10/03/2016	B	3,312,950

17  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000%	08/15/2025	08/15/2015	A	$ 1,639,520
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,518,149
20,000	IL GO	5.000	06/01/2020	07/31/2014	A	20,069
4,970,000	IL GO1	5.000	03/01/2028	07/31/2014	A	4,990,427
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		3,079,230
1,300,000	IL GO	5.000	08/01/2025	08/01/2022	A	1,422,057
27,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	29,420,820
55,000	IL GO1	5.000	06/01/2027	07/31/2014	A	55,226
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,020,910
80,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.050	08/01/2023	08/01/2014	A	80,119
3,685,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.250	08/01/2028	08/01/2014	A	3,769,976
1,960,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	4.600	08/01/2024	08/01/2014	A	1,961,215
10,275,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.200	08/01/2024	08/01/2014	A	10,512,969
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	01/01/2015	A	1,866,853
140,000	IL Medical District COP[1]	5.250	06/01/2032	07/31/2014	A	140,057
50,000	IL Medical District COP[1]	5.125	06/01/2026	07/31/2014	A	50,024
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,781,175
25,000	IL Rural Bond Bank[1]	5.150	02/01/2024	08/01/2014	A	25,029
20,000	IL Rural Bond Bank[1]	5.200	02/01/2024	08/01/2014	A	20,024
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	13,637,000
485,000	Lemont, IL GO	4.850	12/01/2016	07/31/2014	A	486,785
300,000	Markham, IL GO1	5.250	01/01/2023	01/01/2015	A	301,011
140,000	Markham, IL GO1	5.250	01/01/2018	07/25/2016	B	141,964
40,000	Markham, IL Park District	5.900	12/01/2016	07/31/2014	A	40,128
220,000	Melrose Park, IL Water[1]	5.200	07/01/2018	01/01/2015	A	225,093
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	482,976
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	301,747
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	430,916
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	328,308
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	482,994
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		945,080
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		517,281

18  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500%	01/01/2023	01/01/2023		$ 1,459,366
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	730,838
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,878
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		946,970
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,414,180
1,000,000	Springfield, IL Water	5.000	03/01/2025	03/01/2022	A	1,146,310
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,502,680
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	04/22/2023	B	1,482,443
3,749,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	01/27/2018	A	3,807,334

						438,723,548
Indiana—1.3%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	255,978
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700	05/15/2031	11/15/2014	A	20,077
70,000	De Kalb County, IN Redevel. Authority	6.000	07/15/2018	07/29/2014	A	70,314
70,000	Delaware County, IN Redevel. District[1]	6.875	02/01/2018	08/01/2014	A	70,289
3,170,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/29/2015	A	3,226,077
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,669,960
1,745,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	10/28/2015	B	1,766,289
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		571,295
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [4]	03/01/2029	03/01/2021	C	8,711,796
1,805,000	IN Finance Authority (Marquette University)	5.000	03/01/2024	07/31/2014	A	1,806,209
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,017,760
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250	11/01/2024	11/01/2018	A	568,645
25,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.375	09/15/2022	07/31/2014	A	25,036
4,075,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	07/31/2014	A	4,078,016
2,920,000	IN Health Facility Financing Authority (Union Hospital)	5.125	09/01/2018	07/31/2014	A	2,931,125
10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	07/31/2014	A	10,715,245

19  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$30,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450%	01/01/2040	07/01/2018	A	$ 31,246
70,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,2]	5.250	01/01/2037	01/01/2037		71,341
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,556,612
275,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1,2]	4.850	01/01/2021	10/26/2015	A	279,678
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	4,979,376
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	57,354

						47,479,718
Kansas—0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	2,834,070
580,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	07/23/2022	B	531,338
3,145,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.800	12/01/2038	10/31/2020	A	3,260,920
3,000,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.875	06/01/2039	03/31/2024	A	3,113,190
55,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2029		58,207
315,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2015	A	333,223

						10,130,948
Kentucky—0.2%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.000	03/01/2023	07/31/2014	A	15,052
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,223,156
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,323,006
645,000	KY Hsg. Corp., Series F1,2	4.600	07/01/2025	07/03/2014	A	645,232
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,547
45,000	Louisville & Jefferson County, KY Regional Airport[1]	5.250	07/01/2031	07/26/2014	A	45,148

						8,267,141
Louisiana—1.4%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/31/2014	A	70,078
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	07/31/2014	A	2,005,940
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	07/31/2014	A	190,526

20  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250%	01/01/2028	01/01/2020	A	$ 1,906,118
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	5,906,277
40,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	42,514
1,690,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	03/30/2016	B	1,755,876
3,135,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	07/04/2018	A	3,242,844
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	375,167
90,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	12/01/2015	A	90,943
10,450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	11,396,666
13,500,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	14,826,780
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,394,600
2,000,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2021	07/31/2014	A	2,023,580
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2023	07/31/2014	A	25,285
30,000	New Orleans, LA Sewage Service	5.000	06/01/2016	07/31/2014	A	30,105
60,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2022	07/31/2014	A	60,124
55,000	New Orleans, LA Sewage Service	5.400	06/01/2017	07/31/2014	A	55,198
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	07/31/2014	A	20,056
40,000	New Orleans, LA Sewage Service	5.375	06/01/2016	07/31/2014	A	40,152
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	07/31/2014	A	50,148
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/31/2014	A	15,055
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/31/2014	A	1,003,670
100,000	New Orleans, LA Sewage Service	5.300	06/01/2015	07/31/2014	A	100,400
2,745,000	New Orleans, LA Water	5.000	12/01/2020	07/31/2014	A	2,753,015
10,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	10/01/2014	A	10,064

						52,391,181
Maine—0.1%
2,815,000	ME Educational Authority (Student Loan)	5.050	12/01/2027	12/01/2022	A	2,908,430
25,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	07/31/2014	A	25,035
40,000	ME H&HEFA, Series A	6.000	07/01/2024	07/31/2014	A	40,190

						2,973,655
Maryland—0.2%
180,000	Annapolis, MD Economic Devel. (St. John’s College)	5.500	10/01/2018	07/31/2014	A	180,786
2,080,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	01/10/2016	A	2,186,122

21  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland (Continued)
$500,000	MD H&HEFA (Carroll Hospital Center)	5.000%	07/01/2025	07/01/2022	A	$ 561,225
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2027	07/01/2022	A	553,055
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2023	07/01/2022	A	2,177,719
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	07/31/2014	A	65,103
135,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	07/01/2029		137,283

						5,861,293
Massachusetts—1.3%
50,000	Lynne, MA Water & Sewer Commission	4.750	12/01/2027	07/31/2014	A	50,165
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		592,736
4,770,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2025	07/01/2022	A	5,267,702
6,425,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2024	07/01/2022	A	7,142,351
2,335,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2026	07/01/2022	A	2,549,096
6,295,000	MA Devel. Finance Agency (Boston Medical Center)	5.250	07/01/2023	07/01/2022	A	7,055,940
3,705,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	02/19/2015	A	3,938,674
305,000	MA Educational Financing Authority	5.300	01/01/2016	07/31/2014	A	306,183
135,000	MA Educational Financing Authority, Series H1,2	6.350	01/01/2030	01/01/2018	A	142,916
60,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	63,871
50,000	MA H&EFA (Capital Asset Program)[1]	0.455 [4]	07/01/2030	07/24/2014	A	41,206
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000	07/01/2018	07/31/2014	A	10,040
35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	07/31/2014	A	35,014
835,000	MA HFA (Rental Hsg.)[1,2]	5.050	07/01/2018	07/31/2014	A	846,665
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800 [4]	12/01/2027	12/01/2016	A	5,871,440
4,800,000	MA Port Authority (US Airways)[1]	5.875	09/01/2023	07/24/2014	A	4,817,616
145,000	MA Port Authority (US Airways)[1]	5.750	09/01/2016	07/24/2014	A	145,521
200,000	MA Port Authority (US Airways)	5.800	09/01/2015	07/24/2014	A	200,724
6,935,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	07/24/2014	A	6,961,076
210,000	MA Water Pollution Abatement Trust	5.250	02/01/2016	08/01/2014	A	210,886

						46,249,822
Michigan—4.3%
10,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000	05/01/2016	11/01/2014	A	10,095
1,495,000	Detroit, MI Downtown Devel. Authority[1,2]	5.000	07/01/2018	07/25/2014	A	1,495,329
1,535,000	Detroit, MI GO1	5.375	04/01/2017	07/31/2014	A	1,535,031
20,000	Detroit, MI GO1	5.000	04/01/2021	04/01/2021		18,728
100,000	Detroit, MI GO1	5.000	04/01/2019	04/01/2019		99,608

22  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$2,000,000	Detroit, MI GO1	5.000%	04/01/2018	07/31/2014	A	$ 2,000,000
250,000	Detroit, MI GO1	5.000	04/01/2021	04/01/2021		245,767
1,100,000	Detroit, MI GO1	5.375	04/01/2015	04/01/2015		1,093,125
105,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	10/12/2016	B	103,795
35,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2024	07/31/2014	A	35,004
300,000	Detroit, MI Sewer Disposal System	5.000	07/01/2022	07/31/2014	A	300,057
25,000	Detroit, MI Sewer Disposal System	5.000	07/01/2017	07/31/2014	A	25,018
5,000,000	Detroit, MI Water and Sewerage Dept.	5.000	07/01/2023	07/01/2023		4,950,050
440,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	02/17/2032	B	439,982
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	892,013
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/01/2016	A	400,640
100,000	Detroit, MI Water Supply System[1]	5.000	07/01/2027	07/31/2014	A	100,006
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	07/01/2016	A	1,939,199
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	582,906
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	210,598
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	284,307
3,650,000	Ecorse City, MI GO1	5.800	11/01/2026	02/28/2020	A	3,842,063
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	11/01/2014	A	10,186
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2023	11/01/2019	A	3,745,903
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2024	11/01/2019	A	7,238,095
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2025	11/01/2019	A	7,587,125
7,620,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2026	11/01/2019	A	7,966,939
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	10,371,761
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,209,289
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,373,334
1,820,000	MI Finance Authority (School District)	5.000	06/01/2019	06/01/2019		2,034,851
2,400,000	MI Finance Authority (School District)	5.000	06/01/2018	06/01/2018		2,656,848
1,500,000	MI Finance Authority (School District)	5.000	06/01/2017	06/01/2017		1,638,210
1,150,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		1,284,550
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2024	06/01/2022	A	3,176,681
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2025	06/01/2022	A	3,304,932
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2023	06/01/2022	A	2,767,716
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	07/31/2014	A	20,942
2,370,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300 [4]	06/01/2035	08/01/2014	A	2,405,905
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	07/31/2014	A	13,018,189
50,000	MI Municipal Bond Authority	6.000	11/01/2023	07/31/2014	A	50,226

23  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$3,285,000	MI Tobacco Settlement Finance Authority[1]	5.125%	06/01/2022	06/01/2022		$ 2,881,471
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	20,105,200
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000	12/01/2024	12/01/2017	A	6,775,187
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,685,716
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,211,457
1,020,000	Wayne County, MI Building Authority	5.250	06/01/2016	07/31/2014	A	1,024,131
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2014	A	30,316
2,830,000	Wayne, MI Charter County GO1	6.750	11/01/2039	08/21/2019	A	2,933,380

						155,111,861
Minnesota—0.1%
3,400,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2021	01/01/2015	A	3,480,138
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700	12/01/2027	12/01/2014	A	30,392
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2017	09/01/2017		344,230
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		348,665
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		360,856
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2017	03/01/2017		165,856
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2014	09/01/2014		145,677
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		147,203
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2015	09/01/2015		153,957

						5,176,974
Mississippi—1.1%
90,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	07/31/2014	A	90,174
730,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/31/2014	A	730,949
15,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[2]	6.125	07/01/2015	07/16/2014	A	15,059
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/31/2014	A	747,272
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	07/31/2014	A	200,232
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [4]	09/01/2028	10/16/2014	A	25,121

24  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$22,905,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875%	04/01/2022	07/31/2014	A	$ 22,918,514
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	77,344
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,388,741
1,650,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750	04/01/2029	07/31/2014	A	1,650,957
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	12/01/2014	A	101,287
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	07/31/2014	A	3,022,084

						37,967,734
Missouri—1.1%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		104,693
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		127,530
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	07/31/2014	A	25,040
500,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	07/31/2014	A	510,785
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	5.625	06/01/2023	09/01/2014	A	1,428,602
675,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	11/01/2014	A	676,674
1,050,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,093,585
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	07/31/2014	A	5,020
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	07/31/2014	A	25,081
205,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	07/31/2014	A	205,896
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	218,410
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,651,000
15,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	07/31/2014	A	15,062
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,220,725
1,105,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	11/01/2014	A	1,108,889
15,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	07/31/2014	A	15,056
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	113,972

25  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000%	07/01/2024	07/01/2022	A	$ 1,475,425
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	4,015,627
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,324,209
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,309,162
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	07/31/2014	A	40,052
100,000	St. Louis, MO IDA (St. Raymond Apartment Associates)[1]	5.125	12/20/2029	12/20/2014	A	100,884
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,364,580

						41,175,959
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	07/31/2014	A	215,447
Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		853,620
Nevada—0.9%
580,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		631,365
955,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,036,605
1,005,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,119,711
865,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		937,565
945,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,042,515
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/31/2014	A	25,109
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	07/31/2014	A	25,042
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	07/31/2014	A	50,169
140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100	10/01/2020	07/31/2014	A	140,139
200,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		207,324
210,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		224,849
485,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		518,518
435,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		464,767

26  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$5,440,000	North Las Vegas, NV GO1	5.000%	05/01/2028	05/01/2016	A	$ 5,491,408
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,888,376
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,365,134
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,463,760
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,014,730
3,725,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2026	10/01/2016	A	3,783,781
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,742,936
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	163,907
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	07/31/2014	A	100,203
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	07/31/2014	A	300,765
195,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	07/31/2014	A	195,142

						32,933,820
New Hampshire—0.3%
245,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	07/31/2014	A	246,098
7,865,000	NH H&EFA (Southern New Hampshire Medical Center/Southern New Hampshire Health System Obligated Group)[1]	5.000	10/01/2032	10/01/2017	A	8,172,757
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	07/31/2014	A	60,873
200,000	NH HFA (Single Family Mtg.)[1,2]	5.750	01/01/2037	07/01/2017	A	207,940
50,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	50,635
310,000	NH HFA (Single Family Mtg.)[1,2]	5.850	01/01/2034	08/12/2014	A	310,874

						9,049,177
New Jersey—0.8%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	07/31/2014	A	5,016
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	07/24/2014	A	2,760,780
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/31/2014	A	4,366,613
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/31/2014	A	601,420
50,000	NJ EDA (Municipal Rehabilitation)	4.625	04/01/2025	07/31/2014	A	50,159
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	04/22/2019	B	1,302,753
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,026,977
18,070,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	19,066,922

						29,180,640

27  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico—0.0%
$125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125%	08/01/2028	08/01/2018	A	$ 144,300
10,000	University of New Mexico[1]	4.750	01/01/2028	07/31/2014	A	10,012

						154,312
New York—3.5%
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2023	06/01/2016	A	5,387,900
3,070,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	07/31/2014	A	3,070,092
8,000,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	07/31/2014	A	8,000,400
4,165,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	05/12/2019	B	4,110,813
8,935,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	05/25/2015	B	9,417,222
13,895,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	15,362,034
15,750,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	17,373,353
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,553,000
2,725,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2028	11/01/2015	A	2,903,024
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	07/31/2014	A	4,885,684
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	44,019,728
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	07/31/2014	A	5,067,991
3,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	03/01/2015	A	3,046,620

						128,197,861
North Carolina—0.3%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,151,580
720,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/ AHEHC/AHA7HC Obligated Group)[1]	5.500	10/01/2024	10/01/2014	A	731,808
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	10/01/2014	A	1,016,570
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	1,737,904
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2023	05/15/2017	A	2,104,827
460,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	07/31/2014	A	461,039
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000	12/01/2029	12/01/2018	A	2,289,000

						10,492,728
North Dakota—0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center/Garrison Memorial Hospital Obligated Group)[1]	5.000	07/01/2028	07/20/2014	A	50,134
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	08/01/2015	A	100,938

28  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
North Dakota (Continued)
$15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250%	07/01/2021	07/28/2014	A	$ 15,034

						166,106
Ohio—3.8%
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		43,186,953
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		7,003,869
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,198,580
30,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	07/31/2014	A	30,024
390,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	11/15/2014	A	391,384
1,125,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	10/30/2015	A	1,166,501
160,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	07/31/2014	A	160,278
44,995,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	07/31/2014	A	45,007,599
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	07/31/2014	A	3,071,506
960,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	12/22/2016	A	970,771
240,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	246,982
315,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	328,932
300,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2027	06/01/2015	A	313,269
770,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	12/13/2015	B	833,671
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,579,144
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,471,037
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,715,190
10,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	07/31/2014	A	10,046
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,615,020
415,000	Lucas County, OH GO	6.500	12/01/2016	07/31/2014	A	417,166
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	327,280
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	340,624

29  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%	09/01/2027	09/01/2021	A	$ 356,301
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		235,176
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	297,536
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	312,042
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	929,854
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	07/31/2014	A	40,074
30,000	OH HFA[1]	5.250	09/01/2030	07/31/2014	A	30,029
2,080,000	Penta, OH Career Center COP	5.250	04/01/2025	04/01/2022	A	2,382,162
2,915,000	Penta, OH Career Center COP	5.250	04/01/2024	04/01/2022	A	3,372,101
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,567,703
1,600,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	02/26/2020	B	1,396,960
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2026	06/01/2022	A	3,738,947
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	827,565
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,539,264
170,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	07/31/2014	A	170,133

						138,581,673
Oklahoma—2.0%
20,000	OK Colleges Board of Regents COP (Lease Rentals)	5.375	04/01/2022	07/31/2014	A	20,070
1,030,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2015	A	1,057,532
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,024,280
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.750 [4]	06/01/2035	12/01/2014	C	71,337,189

						73,439,071
Oregon—0.0%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375	10/01/2026	07/31/2014	A	25,019
15,000	Klamath Falls, OR Airport	5.500	07/01/2016	07/22/2014	A	15,066
20,000	OR GO1	5.375	08/01/2028	08/01/2014	A	20,029
15,000	OR GO (Alternate Energy)	5.400	07/01/2016	07/31/2014	A	15,065
20,000	OR GO (Alternate Energy)	5.000	07/01/2017	07/31/2014	A	20,079
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	08/01/2014	A	25,097
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	08/01/2014	A	35,064
45,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	08/01/2014	A	45,057
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	08/01/2014	A	40,093
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	08/01/2014	A	15,047
45,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	08/01/2014	A	45,081
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	08/01/2014	A	20,059
65,000	OR GO (Elderly & Disabled Hsg.)	5.550	08/01/2016	08/01/2014	A	65,244

30  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$35,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000%	08/01/2026	08/01/2014	A	$ 35,073
15,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2014		15,081
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	03/25/2015	B	1,014,150

						1,450,304
Other Territory—0.4%
3,377,063	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,543,553
2,750,138	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	06/24/2014	A	2,750,138
8,243,167	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		8,534,975

						14,828,666
Pennsylvania—3.6%
835,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	07/01/2014		835,100
3,680,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	7.000	11/01/2017	07/31/2014	A	3,685,925
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2022	A	3,009,016
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	5,816,057
710,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	03/28/2016	B	734,516
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,585,311
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,202,110
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	07/31/2014	A	5,508,580
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,516,198
1,675,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	07/31/2014	A	1,676,290
7,585,000	Montgomery County, PA HEHA (Holy Redeemer Health System)	5.250	10/01/2023	07/31/2014	A	7,615,340
34,860,000	Montgomery County, PA IDA[3]	5.750	08/01/2030	03/02/2017	A	36,560,122
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		305,802
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	36,287,584
1,145,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	07/31/2014	A	1,147,759
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	07/31/2014	A	25,041
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	867,833
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,151,949
8,965,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	9,083,069
2,490,000	Philadelphia, PA Airport, Series A1	5.000	06/15/2024	06/15/2015	A	2,592,389
3,735,000	Reading, PA GO1	5.625	11/15/2020	03/07/2018	B	3,960,968

31  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000%	01/01/2023	01/01/2023		$ 4,545,596

						131,712,555
Rhode Island—2.9%
15,000	Exeter West Greenwich, RI Regional School District	5.000	09/15/2017	07/31/2014	A	15,060
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	07/31/2014	A	25,049
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	07/31/2014	A	95,125
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,600,725
55,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	07/31/2014	A	55,147
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	07/31/2014	A	5,010
965,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	07/31/2014	A	966,245
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2015	07/31/2014	A	20,080
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,748,800
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	07/31/2014	A	690,821
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,143,597
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,300,994
4,070,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	07/31/2014	A	4,077,611
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	15,517,950
620,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1,2]	5.150	04/01/2022	04/01/2017	A	652,593
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	07/31/2014	A	81,018
32,620,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	12/01/2014	A	32,616,412
32,045,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125	06/01/2032	11/30/2014	A	32,042,757
1,850,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	07/31/2014	A	1,850,203
845,000	West Warwick, RI GO	5.150	03/01/2022	07/31/2014	A	848,034
500,000	Woonsocket, RI GO	6.000	10/01/2018	09/30/2014	A	499,945

						106,853,176
South Carolina—0.0%
175,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	04/29/2016	B	175,479

32  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Carolina (Continued)
$210,000	Lee County, SC School Facilities, Series 2006[1]	6.000%	12/01/2019	12/01/2017	A	$ 233,659
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	285,806
720,000	SC Connector 2000 Assoc. Toll Road, Series B	3.418 [6]	01/01/2026	01/01/2026		104,328
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	2.637 [6]	01/01/2021	01/01/2021		345,230
25,000	SC Hsg. Finance & Devel. Authority[1]	5.450	07/01/2029	07/01/2017	A	25,975

						1,170,477
South Dakota—0.1%
4,245,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900	11/01/2025	11/01/2015	A	4,325,528
Tennessee—0.4%
700,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	753,648
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2021	02/01/2021		1,308,028
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2024	09/01/2024		13,974,450

						16,036,126
Texas—6.4%
605,000	Austin, TX Utility System	6.730 [6]	11/15/2014	11/15/2014		604,643
3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100	08/01/2030	08/01/2014	A	3,292,366
360,000	Bexar County, TX HFC (Perrin Square)	6.550	12/20/2034	07/31/2014	A	372,647
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5]	6.750	10/01/2038	10/01/2038		10,500
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	56,501
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,636,242
6,860,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	7,600,057
5,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	5,602,000
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,126,083
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,602,000
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,807,642
1,200,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2027	11/01/2022	A	1,327,584
3,375,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	3,914,662
1,880,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	2,195,708
4,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2023	11/01/2020	A	4,524,840

33  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$1,000,000	Dallas-Fort Worth, TX International Airport	5.000%	11/01/2026	11/01/2022	A	$ 1,115,360
2,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2028	11/01/2022	A	2,202,280
35,000	Del Rio, TX Airport	5.400	07/01/2019	07/31/2014	A	35,136
50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	07/31/2014	A	50,193
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	8,603,741
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2027	08/15/2017	A	5,684,450
25,000	Fort Bend County, TX Municipal Utility District No. 118[1]	4.350	09/01/2016	07/31/2014	A	25,066
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	07/31/2014	A	440,990
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	07/31/2014	A	340,493
12,305,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	08/15/2014	A	14,157,395
1,235,000	Harris County, TX Sports Authority Revenue[1]	5.250	11/15/2021	07/31/2014	A	1,238,433
4,840,000	Harris County-Houston, TX Sports Authority	5.397 [6]	11/15/2022	07/31/2014	A	3,073,932
6,735,000	Harris County-Houston, TX Sports Authority	5.335 [6]	11/15/2020	07/31/2014	A	4,768,986
2,720,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	07/31/2014	A	2,721,251
1,955,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	07/31/2014	A	1,955,880
360,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2026	07/31/2014	A	360,209
570,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2022	07/31/2014	A	570,479
30,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2020	07/31/2014	A	30,087
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	07/31/2014	A	2,111,083
700,000	Harris County-Houston, TX Sports Authority	4.886 [6]	11/15/2018	07/31/2014	A	554,848
5,210,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	07/31/2014	A	5,212,397
7,140,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	07/31/2014	A	7,142,713
915,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	07/27/2014	A	918,450
2,000,000	Houston, TX Airport System	5.000	07/01/2030	07/01/2022	A	2,179,400
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,357,390
6,150,000	Houston, TX Airport System	5.000	07/01/2027	07/01/2022	A	6,859,525
315,000	Houston, TX HFC (Single Family Mtg.)[1,2]	6.750	06/01/2033	12/01/2014	A	325,401
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	08/07/2018	B	926,435

34  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$600,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	09/01/2031	07/31/2014	A	$ 601,932
930,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	08/01/2014	A	932,279
22,080,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	12/01/2014	A	23,480,093
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2032	02/15/2015	A	644,075
30,000	North Channel, TX Water Authority System	5.000	07/10/2015	07/31/2014	A	30,092
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	07/31/2014	A	55,191
5,000,000	North TX Tollway Authority[1]	5.750	01/01/2038	01/01/2018	A	5,523,200
520,000	Permian Basin, TX HFC (Single Family Mtg.)[1,2]	5.650	01/01/2038	11/01/2014	A	538,434
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[5]	6.450 [4]	06/01/2021	06/01/2021		43,400
550,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Hendrick Medical Center)[1]	5.375	09/01/2030	09/01/2014	A	551,859
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		5,284,539
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		16,450
14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550	03/01/2032	06/27/2014	A	14,958,100
8,845,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400	09/01/2022	06/27/2014	A	8,933,450
1,475,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	07/31/2014	A	1,476,136
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	07/16/2019	B	86,634
5,000	TX GO	5.750	08/01/2026	08/01/2014	A	5,023
25,000	TX GO (Water Financial Assistance)[1]	5.750	08/01/2031	08/01/2014	A	25,110
55,000	TX Lower Colorado River Authority	5.000	05/15/2020	07/31/2014	A	55,204
125,000	TX Lower Colorado River Authority	5.500	05/15/2021	07/31/2014	A	125,488
365,000	TX Lower Colorado River Authority	5.000	05/15/2031	07/31/2014	A	366,288
5,000	TX Lower Colorado River Authority	5.000	05/15/2021	07/31/2014	A	5,018
1,330,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950	11/01/2034	12/01/2014	A	1,339,044
21,035,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	25,596,440
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,946,203

35  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250%	11/01/2027	11/01/2017	A	$ 6,962,931
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2014	A	50,934

						234,269,025
Utah—0.0%
390,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	07/31/2014	A	390,710
5,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.650	07/01/2027	07/31/2014	A	5,007
25,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.250	07/01/2023	07/31/2014	A	25,075
65,000	UT Hsg. Corp. (Single Family Mtg.)[1,2]	5.000	07/01/2025	07/29/2014	A	65,068

						485,860
Vermont—0.5%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/31/2014	A	1,000,650
205,000	Burlington, VT COP	5.500	12/01/2016	07/31/2014	A	205,898
320,000	Burlington, VT GO	5.000	11/01/2014	11/01/2014		323,914
1,240,000	Burlington, VT GO	5.000	11/01/2032	11/01/2022	A	1,282,185
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		350,651
1,930,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	2,028,507
100,000	VT Educational & Health Buildings Financing Agency (CSAC/NWCSS/RMHS/WCMHS Obligated Group)[1]	5.375	02/15/2023	08/15/2014	A	101,131
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2024	10/01/2022	A	832,402
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,124,580
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2027	10/01/2022	A	943,959
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2025	10/01/2022	A	1,098,010
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2020	10/01/2020		2,065,427
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2019	10/01/2019		2,071,615
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2022	10/01/2022		1,165,609
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,283,590

						16,878,128
Virginia—0.7%
20,000	Isle Wight County, VA IDA (International Paper Company)[1]	5.700	11/01/2027	07/31/2014	A	20,014
6,745,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	08/01/2014	A	6,814,136
8,800,000	VA Hsg. Devel. Authority, Series A1	4.700	01/01/2024	07/31/2014	A	8,936,224
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,629,312

36  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$1,172,000	Watkins Centre, VA Community Devel. Authority[1]	5.400%	03/01/2020	03/01/2015	A	$ 1,184,494

						23,584,180
Washington—0.4%
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	07/31/2014	A	925,083
300,000	Cowlitz County, WA Sewer (Three Rivers Regional Wastewater Authority)[1]	5.250	03/01/2020	03/01/2016	A	323,178
85,000	Issaquah, WA GO	5.250	12/01/2021	07/07/2014	A	85,085
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	08/31/2014	A	174,984
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	01/01/2015	A	10,006
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	07/31/2014	A	115,007
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,459,117
60,000	Seattle, WA Hsg. Authority (Holly Park)[1]	5.750	01/01/2020	01/01/2015	A	60,097
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500	12/01/2030	12/01/2015	A	1,588,941
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	07/31/2014	A	30,135
20,000	WA COP (Dept. of General Administration)	5.600	10/01/2015	07/31/2014	A	20,092
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	07/31/2014	A	501,150
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	07/31/2014	A	75,108
5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375	03/01/2038	03/01/2019	A	6,083,150

						15,451,133
West Virginia—0.0%
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/02/2014	A	100,926
1,000,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2025	09/02/2014	A	1,009,260

						1,110,186
Wisconsin—1.1%
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,171,195
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	163,669
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,840,783
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	116,471
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,007,840

37  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$3,845,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250%	08/15/2031	08/15/2016	A	$ 3,959,197
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,413,897
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,071,940
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,032,158
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.250	07/01/2028	07/01/2022	A	5,831,540

						38,608,690
Wyoming—1.0%
2,350,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,404,896
5,620,000	WY Community Devel. Authority[1]	4.850	12/01/2023	07/31/2014	A	5,626,126
3,100,000	WY Community Devel. Authority[1]	4.950	06/01/2028	07/31/2014	A	3,157,412
7,120,000	WY Community Devel. Authority[1]	4.450	12/01/2024	07/31/2014	A	7,250,866
7,040,000	WY Community Devel. Authority[1]	5.100	12/01/2024	12/01/2014	A	7,080,058
8,010,000	WY Community Devel. Authority[1]	5.200	12/01/2030	12/01/2014	A	8,045,564
3,610,000	WY Community Devel. Authority[1]	4.550	12/01/2019	12/01/2014	A	3,697,867

						37,262,789
U.S. Possessions—17.3%
18,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		12,833,973
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	02/03/2034	B	104,566
1,140,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/31/2014	A	1,151,503
5,995,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	06/28/2028	B	5,375,237
7,930,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		5,950,672
3,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		2,271,180
300,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2016	A	311,958
105,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		95,399
8,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		6,505,815
13,000,000	Puerto Rico Commonwealth GO1	2.043	07/01/2018	07/01/2018		12,641,070
655,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	07/31/2014	A	655,563
4,160,000	Puerto Rico Commonwealth GO1	2.083	07/01/2020	07/01/2020		3,887,062
4,000,000	Puerto Rico Commonwealth GO1	2.063	07/01/2019	07/01/2019		3,827,320
4,860,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		4,447,094
51,665,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		38,086,405
515,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2021	A	532,979
22,315,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2014	A	22,505,570
2,635,000	Puerto Rico Commonwealth GO1	5.625	07/01/2032	07/01/2032		1,917,937
300,000	Puerto Rico Commonwealth GO1	6.000	07/01/2033	07/01/2016	A	302,073
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2016	07/01/2016		103,804
125,000	Puerto Rico Commonwealth GO1	5.000	07/01/2017	07/01/2017		131,470
1,125,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,155,510
17,580,000	Puerto Rico Commonwealth GO1	5.125	07/01/2024	07/01/2024		13,311,576

38  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$195,000	Puerto Rico Commonwealth GO1	5.500%	07/01/2014	07/01/2014		$ 195,018
90,000	Puerto Rico Commonwealth GO	7.500 [6]	07/01/2019	07/01/2019		63,852
3,355,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		3,174,971
80,000	Puerto Rico Commonwealth GO	6.000 [6]	07/01/2014	07/01/2014		79,986
75,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		77,019
110,000	Puerto Rico Commonwealth GO	7.125 [6]	07/01/2017	07/01/2017		89,650
190,000	Puerto Rico Commonwealth GO1	6.000	07/01/2015	07/01/2015		196,200
75,000	Puerto Rico Commonwealth GO1,2	5.650	07/01/2015	01/04/2015	B	77,189
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2016	07/01/2016		391,197
195,000	Puerto Rico Commonwealth GO1	5.250	07/01/2016	07/01/2016		203,389
2,890,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		3,100,797
140,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		105,238
4,345,000	Puerto Rico Commonwealth GO1	5.500	07/01/2015	07/01/2015		4,465,443
2,160,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	07/01/2027		1,603,476
60,000,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	07/01/2026		45,102,000
25,000	Puerto Rico Commonwealth GO1	5.000	07/01/2016	07/31/2014	A	25,040
6,510,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		7,027,740
1,005,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		1,071,270
4,920,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		5,155,422
1,125,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		1,064,632
4,165,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2019	07/01/2016	A	4,217,979
50,000	Puerto Rico Electric Power Authority[1]	5.000	07/01/2016	07/01/2016		51,850
5,685,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		2,519,251
4,295,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		1,903,286
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	11/30/2025	B	25,064,517
20,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2015	07/01/2015		20,498
75,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2018	07/01/2018		77,359
5,265,000	Puerto Rico Electric Power Authority, Series LL1	5.500	07/01/2017	07/01/2017		5,429,215
1,000,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2023	07/01/2023		994,280
100,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2025	07/01/2025		71,108
3,735,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2015	A	3,741,574
1,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023		994,280
300,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2017	07/01/2015	A	301,950
2,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2021	07/01/2015	A	2,003,520
6,500,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2015	A	6,504,420

39  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$540,000	Puerto Rico Electric Power Authority, Series SS1	5.000%	07/01/2020	07/01/2015	A	$ 541,409
5,560,000	Puerto Rico Electric Power Authority, Series TT1	5.000	07/01/2025	07/01/2025		2,463,525
1,380,000	Puerto Rico Electric Power Authority, Series TT1	5.000	07/01/2017	07/01/2017		610,926
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,425,387
550,000	Puerto Rico Electric Power Authority, Series UU1	4.500	07/01/2018	07/01/2018		550,396
740,000	Puerto Rico Electric Power Authority, Series UU1	4.000	07/01/2018	07/01/2018		727,117
1,705,000	Puerto Rico Electric Power Authority, Series VV1	5.250	07/01/2025	07/01/2025		1,714,906
5,000,000	Puerto Rico Electric Power Authority, Series WW1	5.000	07/01/2028	07/13/2027	B	2,215,800
250,000	Puerto Rico Electric Power Authority, Series XX1	5.250	07/01/2027	07/01/2027		110,782
6,280,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2017	07/01/2017		2,780,156
5,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2018	07/01/2018		2,213,800
1,180,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2025	07/01/2025		522,811
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		469,697
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		26,538
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		849,550
80,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		82,154
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		12,016,355
165,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/31/2014	A	165,185
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	01/01/2015	A	1,102,676
530,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021		281,170
20,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		20,541
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.305	07/01/2028	07/01/2028		3,090,970
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,080,932
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,140,460
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		343,696

40  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500%	07/01/2021	07/01/2021		$ 371,633
13,515,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	15,128,691
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	02/12/2016	B	943,020
375,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	07/31/2014	A	375,709
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		979,110
2,395,000	Puerto Rico Infrastructure[1]	5.500	07/01/2015	07/01/2015		2,426,901
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		3,285,158
3,115,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		2,244,046
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		6,210,405
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,149,576
3,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2014	07/01/2014		3,000,090
13,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		8,487,425
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,092,629
210,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	10/01/2014		207,577
370,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2014	07/01/2014		370,004
100,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		102,608
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		2,096,150
4,230,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		4,311,512
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	2,949,475
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,138,911
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		460,629
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	07/01/2014		160,000
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2016	08/01/2015	A	50,990
155,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2030	02/28/2028	B	152,638
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	08/01/2014	A	2,002,900
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	08/01/2014	A	3,981,599
435,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	08/01/2014	A	435,744
100,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	08/01/2014	A	100,073
35,000	Puerto Rico Municipal Finance Agency, Series A2	5.500	07/01/2017	07/21/2014	A	35,065

41  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000%	08/01/2015	08/01/2015		$ 1,985,471
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2018	08/01/2018		7,876,499
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250	08/01/2017	08/01/2017		477,162
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	B	10,802,220
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2023		399,910
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2023		104,636
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2026		2,284,608
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		3,997,489
190,000	Puerto Rico Public Buildings Authority[1]	5.500 [4]	07/01/2035	07/01/2017	C	193,906
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,824,998
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,687,361
300,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		282,801
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		599,797
4,550,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2016	07/01/2016		4,293,425
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		1,726,500
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		4,281,773
2,935,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		2,993,495
2,920,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2017	07/01/2017		2,976,268
760,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2027	10/17/2026	B	542,754
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,382,710
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	12/12/2027	B	25,328,028
54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	33,249,224
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		12,062,818
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		7,526,836
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2018	08/01/2018		11,300,723
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	08/01/2030		9,600,910
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		22,546,434
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2028		2,008,247
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	01/31/2044	B	7,759,620
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2022	08/01/2022		15,650,400
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2021	08/01/2021		12,701,211
5,035,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		4,506,375
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		4,396,271

42  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (continued)
$35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500%	08/01/2035	08/01/2035	$ 31,557,050
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025	3,132,750
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2020	702,680
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2023	1,652,186
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2022	1,176,513

					629,639,618

Total Municipal Bonds and Notes (Cost $3,778,511,936)					3,662,274,651

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[7,8](Cost $80,903)				113,382

Principal Amount
Corporate Bond and Note—0.2%
$ 5,000,000	Centerline Equity Issuer Trust Sec. Nts.[1] (Cost $5,000,000)	6.000	05/15/2015		5,192,150
Total Investments, at Value (Cost $3,783,592,839)—100.7%					3,667,580,183
Net Other Assets (Liabilities)—(0.7)					(24,668,971)

Net Assets—100.0%					$ 3,642,911,212

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2014. See accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Non-income producing security.

8. Received as a result of a corporate action

To simplify the listings of securities, abbreviations are used per the table below:

ABAC	Abraham Baldwin Agricultural College
ABH	Adventist Bolingbrook Hospital
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central

43  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Footnotes to Statement of Investments (Continued)

AeJFK	Aero JFK
AeKC	Aero Kansas City
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia
AHSSunbelt	Adventist Health System-Sunbelt
ATDC	Advanced Technology Development Center
BCHCC	Bernalillo County Health Care Corp.
BRCH	Boca Raton Community Hospital
CDA	Communities Devel. Authority
CFHA	Central Florida Health Alliance
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHSB	Community Hospital of San Bernardino
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
DHlth	Dignity Health
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
L.I.	Long Island

44  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Footnotes to Statement of Investments (Continued)

MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MH	Memorial Hospital
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-FLagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMMC	Shawnee Mission Medical Center
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
TVTCMC	The Villages Tri-County Medical Center
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services

45  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS       June 30, 2014     Unaudited

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

46  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference

47  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $58,910,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the

48  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 30, 2014, municipal bond holdings with a value of $137,546,100 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $62,480,000 in short-term floating rate securities issued and outstanding at that date.

    At June 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 25,000,000	CA Health Facilities Financing Authority[3]	11.01%	11/15/31	$32,687,500
16,485,000	Chicago, IL Board of Education ROLs[3]	9.964	12/1/24	20,444,368
17,430,000	Montgomery County, PA IDA ROLs[3]	10.98	8/1/30	19,130,122
1,000,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	16.239	6/1/39	1,113,190
1,575,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.914	12/1/38	1,690,920

				$75,066,100

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $62,480,000 or 1.72% of its total assets as of June 30, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

49  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$12,043,537

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2014 is as follows:

Cost	$1,982,329
Market Value	$347,510
Market value as % of Net Assets	0.01%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

50  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

51  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Securities Valuation (Continued)

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

52  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Securities Valuation (Continued)

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$48,421,331	$—	$48,421,331
Alaska	—	6,046,011	—	6,046,011
Arizona	—	84,077,226	—	84,077,226
Arkansas	—	299,729	—	299,729
California	—	496,988,956	—	496,988,956
Colorado	—	29,596,382	—	29,596,382
Connecticut	—	1,562,743	—	1,562,743
District of Columbia	—	86,402,054	—	86,402,054
Florida	—	276,836,682	—	276,836,682
Georgia	—	70,246,173	—	70,246,173
Hawaii	—	12,105,850	—	12,105,850
Idaho	—	1,250,784	—	1,250,784
Illinois	—	438,723,548	—	438,723,548
Indiana	—	47,479,718	—	47,479,718
Kansas	—	10,130,948	—	10,130,948
Kentucky	—	8,267,141	—	8,267,141
Louisiana	—	52,391,181	—	52,391,181
Maine	—	2,973,655	—	2,973,655
Maryland	—	5,861,293	—	5,861,293
Massachusetts	—	46,249,822	—	46,249,822
Michigan	—	155,111,861	—	155,111,861
Minnesota	—	5,176,974	—	5,176,974
Mississippi	—	37,967,734	—	37,967,734
Missouri	—	41,175,959	—	41,175,959
Montana	—	215,447	—	215,447
Nebraska	—	853,620	—	853,620
Nevada	—	32,933,820	—	32,933,820
New Hampshire	—	9,049,177	—	9,049,177
New Jersey	—	29,180,640	—	29,180,640
New Mexico	—	154,312	—	154,312

53  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes (Continued)
New York	$—	$128,197,861	$—	$128,197,861
North Carolina	—	10,492,728	—	10,492,728
North Dakota	—	166,106	—	166,106
Ohio	—	138,581,673	—	138,581,673
Oklahoma	—	73,439,071	—	73,439,071
Oregon	—	1,450,304	—	1,450,304
Other Territory	—	14,828,666	—	14,828,666
Pennsylvania	—	131,712,555	—	131,712,555
Rhode Island	—	106,853,176	—	106,853,176
South Carolina	—	1,170,477	—	1,170,477
South Dakota	—	4,325,528	—	4,325,528
Tennessee	—	16,036,126	—	16,036,126
Texas	—	234,269,025	—	234,269,025
Utah	—	485,860	—	485,860
Vermont	—	16,878,128	—	16,878,128
Virginia	—	23,584,180	—	23,584,180
Washington	—	15,451,133	—	15,451,133
West Virginia	—	1,110,186	—	1,110,186
Wisconsin	—	38,608,690	—	38,608,690
Wyoming	—	37,262,789	—	37,262,789
U.S. Possessions	—	629,639,618	—	629,639,618
Common Stock	113,382	—	—	113,382
Corporate Bond and Note	—	5,192,150	—	5,192,150

Total Assets	$113,382	$3,667,466,801	$—	$3,667,580,183

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Massachusetts	$35,245	$(35,245)

Total Assets	$35,245	$(35,245)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

54  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS     Unaudited  /  Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,719,755,299[1]

Gross unrealized appreciation	$88,433,510
Gross unrealized depreciation	(204,467,094)

Net unrealized depreciation	$(116,033,584)

1. The Federal tax cost of securities does not include cost of $63,858,468, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

55  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/8/2014